Income tax expense	6 Months Ended
Jun. 30, 2026
Income taxes paid (refund) [abstract]
Income tax expense
B.19. Income tax expense
Sanofi has elected for tax consolidations in a number of countries, principally France, Germany, the United Kingdom and the United States.
The table below shows the allocation of income tax expense between current and deferred taxes:

(€ million)	June 30, 2026 (6 months)	June 30, 2025 (6 months)
Current taxes	(1,089)	(1,202)
Deferred taxes	218	491
Total	(871)	(711)
Income before tax and investments accounted for using the equity method	2,840	3,582

The difference between the effective tax rate (on income before tax and investments accounted for using the equity method) and the standard corporate income tax rate applicable in France is explained as follows:

(as a percentage)	June 30, 2026 (6 months) (a)	June 30, 2025 (6 months)(a)
Standard tax rate applicable in France	25.8	25.8
Difference between the standard French tax rate and the rates applicable to Sanofi (b)	(17.9)	(7.3)
Tax effect related to amlitelimab (c)	19.3	—
Revisions to tax exposures and settlements of tax disputes	1.8	2.3
Other (d)	1.5	(1.0)
Effective tax rate	30.6	19.8
(a)Rate calculated on the basis of the estimated effective tax rate for the full financial year (see Note A.2.).
(b)This line reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France, and the impact of patent-favorable tax regimes.
The 2025 component of the temporary exceptional corporate income tax surcharge, introduced under the 2026 French Finance Act, is included in the tax charge but excluded from the calculation of the annual average effective tax rate in accordance with IAS 34.
(c) This relates to the non-deductibility of the impairment loss on the amlitelimab intangible asset (see Note B.4.), and associated effects on deferred tax assets.
(d) For the six months ended June 30, 2026, this line includes a tax expense of €57 million representing the estimated impact of Pillar Two based on Sanofi’s current understanding of Pillar Two rules, compared with €17 million for the six months ended June 30, 2025.